Goldman Sachs Corporate Bond ETF Investment Objectives and Goals - Goldman Sachs Corporate Bond ETF	Jun. 02, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Corporate Bond ETF—SummaryTicker: GIGL Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Corporate Bond ETF (the “Fund”) seeks a high level of total return consisting of capital appreciation and income.